COST OF REVENUE - Summary of Cost of revenue (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
COST OF REVENUE
Cost of mining service - hosting expenses	$ 63,547,329
Cost of mining service - depreciations	11,539,783
Cost of revenue	$ 75,087,112